UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on June 30, 2002 pursuant to a request for confidential treatment and for which that confidential treatment expired on September 30, 2002.

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [ X ]; Amendment Number:     1
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202

Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:


      /S/ Henry H. Hopkins        Baltimore, Maryland      November 20, 2002
              [Signature]            [City, State]           [Date]




Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE

                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total: 252,858

List of Other Included Managers: NONE













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


                                                           FORM 13F INFORMATION
TABLE

                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- --- -------- -------- --------

ACCREDO HEALTH INC             COMM STK         00437V104    6912   149802   SH
SOLE          56802         0   93000
AGRIUM INC                     COMM STK         008916108   17164  1826000   SH
SOLE        1234400         0  591600
BISYS GROUP INC                COMM STK         055472104     666    20000   SH
SOLE              0         0   20000
CLEAR CHANNEL COMMUNICATIONS   COMM STK         184502102   27931   872300   SH
SOLE         453600         0  418700
CYTYC CORP                     COMM STK         232946103     560    73500   SH
SOLE           8400         0   65100
DAVITA INC                     COMM STK         23918K108    4046   170000   SH
SOLE              0         0  170000
EXELIXIS INC                   COMM STK         30161Q104    8790  1167364   SH
SOLE         168064         0  999300
FIRST DATA CORPORATION         COMM STK         319963104    6713   180450   SH
SOLE          63750         0  116700
FISERV                         COMM STK         337738108   25117   684213   SH
SOLE         133313         0  550900
FORD MOTOR CORP                CVPFSTKF         345395206    6393   113650   SH
SOLE          62000         0   51650
FRIEDMAN BILLINGS RAMSEY       COMM STK         358433100    3072   241300   SH
SOLE          16300         0  225000
GUIDANT CORP                   COMM STK         401698105    7835   259193   SH
SOLE          82093         0  177100
HEWLETT PACKARD COMPANY        COMM STK         428236103   10578   692245   SH
SOLE         575233         0  117012
HISPANIC BROADCASTING CORP     COMM STK         43357B104    7144   273700   SH
SOLE         116700         0  157000
HORACE MANN EDUCATORS          COMM STK         440327104    6697   358700   SH
SOLE              0         0  358700
IXIA                           COMM STK         45071R109    4947   850000   SH
SOLE              0         0  850000
IMMUNOGEN INC                  COMM STK         45253H101     314   116900   SH
SOLE          78400         0   38500
INTRABIOTICS PHARMACEUTICALS   COMM STK         46116T100     482   370852   SH
SOLE         159052         0  211800
KOHLS CORP                     COMM STK         500255104   13087   186750   SH
SOLE          98650         0   88100
NEWELL RUBBERMAID INC          COMM STK         651229106    3808   108600   SH
SOLE          22300         0   86300
RADIANT SYSTEMS INC            COMM STK         75025N102    1957   150200   SH
SOLE          14400         0  135800
SLM CORPORATION                COMM STK         78442P106   30785   317700   SH
SOLE         179400         0  138300
SCIOS INC                      COMM STK         808905103    4775   155979   SH
SOLE          48779         0  107200
SPEECHWORKS INTERNATIONAL      COMM STK         84764M101    3311   900000   SH
SOLE              0         0  900000
TEXAS INSTRUMENTS              COMM STK         882508104   23946  1010400   SH
SOLE         373600         0  636800
VASTERA INC                    COMM STK         92239N109    3951   900000   SH
SOLE              0         0  900000
WESTWOOD ONE INC               COMM STK         961815107   21877   654600   SH
SOLE         134300         0  520300